SCHEDULE OF COMPONENTS OF NET PERIODIC BENEFIT COST (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Retirement Benefits [Abstract]
Service cost	$ 1,100	$ 761	$ 2,066	$ 1,900
Interest cost	275	190	517	475
Other
Net cost	$ 1,375	$ 951	$ 2,583	$ 2,375